Long-term debt	12 Months Ended
Mar. 31, 2012
Long-term debt/Bank indebtedness [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 31, 2012	March 26, 2011
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bears interest at an annual rate of the greater of 11% per annum or one-month LIBOR based rate plus 8% with a four-year term expiring in June 2015.	$18,000	$12,500
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment and is repayable in monthly installments of approximately $152,637 (Cdn$152,500). The balance at March 31, 2012 and March 26, 2011 was Cdn$14,333,000 and Cdn$14,607,000, respectively.	14,346	14,939
Term loan from Investissement Québec of Cdn$10 million, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $208,521 (Cdn$208,333), secured by the assets of the Company.	10,009	10,227
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to May 2015.	2,289	3,900
Non-interest bearing notes payable with a 10% imputed interest rate entered into in connection with the acquisition of certain assets of Brinkhaus, repaid in three equal installments of $1,739,000 (Cdn$1,700,000, including imputed interest), payable in June 2009, April 2010 and April 2011. The balance at March 31, 2012 and March 26, 2011 was Cdn$0 and Cdn$1,686,000, respectively.	–	1,724
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, plus withholding taxes (Note 14(c))	5,000	5,000
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $36,000 (Cdn$35,000) and thereafter 40 monthly payments of $56,200 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 31, 2012 and March 26, 2011 was Cdn$1,320,000 and Cdn$1,980,000, respectively. (b)	1,321	2,025

	50,965	50,315
Current portion of long-term debt	5,567	4,339

	$45,398	$45,976

(b)

The Company must comply with certain financial covenants associated with one of its terms loans with Investissement Quebec reflected in the preceding table. As of March 31, 2012, the Company was in compliance with these financial covenants.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2013	$4,005
2014	2,142
2015	2,125
2016	2,090
2017	2,216
Thereafter	14,831

27,409
Less imputed interest	10,774

$16,635

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows:

Year ending March:
2013	$5,567
2014	3,811
2015	3,203
2016	21,244
2017	958
Thereafter	16,182

$50,965

(e)	As of March 31, 2012 and March 26, 2011, the Company had $1.8 million and $1.9 million, respectively, of outstanding letters of credit which were provided to certain lenders.